Basis of Presentation of the Consolidated Financial Statements - Basis of consolidation and business combinations (Detail)	12 Months Ended
Dec. 31, 2023
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BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Fair value of assets acquired and liabilities assumed, measurement period	1 year